Material Cybersecurity Incident Disclosure	12 Months Ended
Mar. 31, 2024
Material Cybersecurity Incident [Line Items]
Material Cybersecurity Incident Information Not Available or Undetermined [Text Block]

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.